Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0002120882
Registrant Name	SK hynix Inc.
Registration File Number	333-296987
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES